Leases (Details) - Schedule of future undiscounted aggregate minimum lease payments	Dec. 31, 2021 USD ($)
Schedule of future undiscounted aggregate minimum lease payments [Abstract]
2022	$ 343,408
2023	158,177
2024
2025
2026
thereafter
Total undiscounted future minimum lease payments	501,585
Less: Amounts representing interest	14,899
Total present value of operating lease liabilities	486,686
Less: current portion of operating lease liabilities	337,698
Non-current portion of operating lease liabilities	$ 148,988